FAIR VALUE - Fair Value Measurements of Common Stock Warrants Using Significant Unobservable Inputs (Level 3) (Details) (Common Stock Warrants, USD $)	9 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2011
Common Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Begining Balance	$ 2,643,449
Issuance of Series A and B Warrants			1,181,324		2,461,856
Adjustment resulting from change in fair value	1,663,316	[1]	6,145,229	[1]	7,508,146	[1]	[1]
Reclassification to equity upon exercise	(2,455,042)		(7,326,553)		(7,326,553)
Ending Balance	$ 1,851,723				$ 2,643,449

[1]	Adjustment resulting from change in fair value is the amount of total gains or losses for the period attributable to the change in unrealized gains or losses relating to liabilities held at the reporting date. The unrealized gain or loss is recorded in change in fair value of warrant liability in the accompanying condensed consolidated statements of operations.